Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of June 30, 2026 and 2025, property, plant and equipment, net consisted of the following:

	2026	2025
	$	$
Buildings	7,250,185	7,150,692
Leasehold improvements	3,250,137	3,324,535
Plant and machinery	7,715,386	10,934,844
Motor vehicles	357,012	330,058
Office equipment	1,510,152	1,498,352
Total	20,082,873	23,238,481
Less: accumulated depreciation	(12,513,897)	(15,662,407)
impairment loss	(20,116)	(128,869)
Property, plant and equipment, net	7,548,860	7,447,205